Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax
7.	Income Tax
Legacy Grindr restructured immediately prior to the Business Combination. The restructuring created two tax periods, one for Legacy Grindr through the restructuring, and one for Grindr through the remainder of the year. Legacy Grindr’s short tax period is in a taxable income position, and Grindr’s short tax period is in a taxable loss position. The consolidated statements of operations for the year ended December 31, 2022 include the results of both tax periods.
Net (loss) income before income tax includes the following components:
	Year ended December 31, 2022	Year ended December 31, 2021
United States	$(36)	$6,265
International	29	35
	$(7)	$6,300
Income tax (benefit) provision for the year ended December 31, 2022 and 2021, consisted of the following:
	Year ended December 31, 2022	Year ended December 31, 2021
Current income tax provision:
Federal	$8,696	$4,828
State	1,647	711
International	17	9
Total current tax provision:	$10,360	$5,548
Deferred income tax benefit:
Federal	$(9,791)	$(4,436)
State	(1,428)	124
International	—	—
Total deferred tax benefit:	$(11,219)	$(4,312)
Total income tax (benefit) provision	$(859)	$1,236
The tax effects of temporary differences that give rise to portions of deferred tax assets and deferred tax liabilities are as follows:
	December 31,
	2022	2021
Deferred tax assets:
Accrued expenses	$210	$189
Equity awards	1,014	285
Net operating losses	499	4
General business credit	415	300
Deferred rent	—	47
Accrued compensation	315	282
Right-of-use asset	1,171	—
Capitalized research expenditures	970	—
Tax original issue discount	359	491
Capitalized interest carryforward	1,346	195
Other	131	—
Gross deferred tax assets	6,430	1,793
Less: Valuation allowance	(286)	—
Total deferred tax assets	6,144	1,793
Deferred tax liabilities:
Intangible assets	(17,168)	(22,551)
Lease liability	(1,089)	—
Other	(415)	(154)
Total gross deferred tax liabilities:	(18,672)	(22,705)
Net deferred tax liabilities	$(12,528)	$(20,912)
ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as deferred tax asset (“DTA”) to the extent that management assesses that realization is “more likely than not.” The Company considers evidence, both positive and negative, that could affect future realization of DTAs.
Tax credit carryforwards are as follows:
	December 31, 2022
	Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$1,620	Do Not Expire
Net operating losses, state	$2,863	2032 - 2042
Tax credits, federal	$82	2042
Tax credits, state	$507	Do Not Expire
	December 31, 2021
	Amount	Expiration Years
Tax credits, state	$468	Do Not Expire
The reconciliation between the Company’s income tax (benefit) provision on (loss) income before income tax and the statutory tax rate is as follows:
	Year ended December 31, 2022	Year ended December 31, 2021
Income tax provision at the federal statutory rate of 21.0%	$(1)	$1,323
State taxes	(138)	605
Equity compensation	5,167	277
Transaction costs	482	—
Foreign derived intangible income deduction	(1,475)	(693)
Change in valuation allowance	286	(74)
Warrant liability revaluations	(4,472)	—
Research tax credit	(1,062)	(46)
Uncertain tax positions	260	113
Other items	94	(269)
	$(859)	$1,236
The following table summarized the activity related to the gross unrecognized tax benefits as of December 31, 2022 and December 31, 2021:
	Year ended December 31, 2022	Year ended December 31, 2021
Balance at the beginning of the year	$341	$232
Increase related to current year tax positions	245	109
Balance at end of the year	$586	$341
All of the Company’s unrecognized tax benefits, if recognized, would change the effective rate. The Company does not expect any material changes to the unrecognized tax benefits over the next 12 months. The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits, and uncertain income tax positions must meet a more likely than not recognition threshold to be recognized. The Company recognizes interest and penalties related to unrecognized tax benefits in “Income tax provision (benefit)” in the consolidated statements of operations and comprehensive income. Interest and penalties are not material for each of the periods presented.
The Company believes it is more likely than not that all significant tax positions taken to date would be sustained by the relevant taxing authorities. As of December 31, 2022 and December 31, 2021, there were no active taxing authority examinations in any of the Company's major tax jurisdictions. The Company remains subject to examination for federal and state income tax purposes for the tax years ended 2017 through 2022.